UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21036

Name of Fund:   BlackRock Municipal Bond Trust (BBK)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond

            Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 11/30/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2017	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 136.3%

Alabama — 0.7%
Opelika Utilities Board, Refunding RB, 4.00%, 06/01/41	$960	$1,006,387
UAB Medicine Finance Authority, Refunding RB, Series B, 5.00%, 09/01/41	130	148,060

		1,154,447
Arizona — 7.5%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 02/01/42	2,200	2,340,602
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 07/01/45(a)	460	475,208
County of Pinal Arizona Electric District No.3, Refunding RB:
4.75%, 07/01/21(b)	680	751,631
4.75%, 07/01/31	3,070	3,306,942
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	1,809,555
5.00%, 12/01/37	2,065	2,514,427
University Medical Center Corp., RB, 6.50%, 07/01/19(b)	500	537,215
University Medical Center Corp., Refunding RB, 6.00%, 07/01/21(b)	900	1,030,293

		12,765,873
Arkansas — 2.3%
City of Benton Arkansas, RB, 4.00%, 06/01/39	505	530,023
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, 4.00%, 10/01/40	840	876,103
City of Little Rock Arkansas, RB, 4.00%, 07/01/41	1,835	1,902,638
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	465	517,680

		3,826,444
California — 25.5%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 08/15/31	1,900	2,125,359
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 05/01/34(c)	1,000	1,137,270
Chaffey Joint Union High School District, GO, Election of 2012, Series C, 5.25%, 08/01/47	4,955	5,925,090

Security	Par (000)	Value
California (continued)
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.75%, 03/01/34	$2,000	$2,224,880
County of Los Angeles Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/38	3,500	4,162,130
County of San Diego Regional Airport Authority, RB, Subordinate, Series B, AMT, 5.00%, 07/01/42	2,405	2,800,502
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 08/01/34(c)	1,650	1,687,637
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 08/01/38(d)	8,000	3,522,240
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 08/01/30(d)	1,500	1,018,740
0.00%, 08/01/33(d)	4,000	1,624,920
0.00%, 08/01/39(c)	2,605	2,486,472
San Diego Community College District, GO, CAB, Election of 2002, 0.00%, 08/01/33(c)	2,800	3,283,280
State of California, GO, Refunding, Various Purposes, 5.00%, 02/01/38	3,000	3,385,560
State of California, GO, Various Purposes:
5.75%, 04/01/31	2,000	2,114,320
6.00%, 03/01/33	1,000	1,098,810
6.50%, 04/01/33	1,950	2,080,865
5.50%, 03/01/40	2,350	2,543,358

		43,221,433
Colorado — 0.7%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,070	1,108,691

Connecticut — 0.3%
Connecticut State Health & Educational Facility Authority, Refunding RB, Lawrence & Memorial Hospital, Series F, 5.00%, 07/01/36	550	587,350

Delaware — 1.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,200	1,271,412

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Delaware (continued)
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	$950	$1,072,550

		2,343,962
Florida — 3.9%
Broward County Florida Airport System Revenue, RB, AMT, 5.00%, 10/01/42	345	398,875
Capital Trust Agency Inc., RB, M/F Housing, The Gardens Apartment Project, Series A, 4.75%, 07/01/40	600	627,576
County of Miami-Dade Florida, RB, AMT, Seaport Department, Series B, 6.00%, 10/01/31	4,135	4,841,465
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 06/01/36	125	132,165
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 05/01/35(e)(f)	860	602,000

		6,602,081
Hawaii — 0.3%
State of Hawaii Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	400	441,668

Idaho — 0.3%
Idaho Health Facilities Authority, RB, St. Lukes Health System Project, Series A, 5.00%, 03/01/39	500	547,070

Illinois — 8.1%
Chicago Board of Education, GO, Series H, 5.00%, 12/01/36	235	240,382
Chicago Board of Education, GO, Refunding, Dedicated Revenues:
Series C, 5.00%, 12/01/25	425	443,479
Series C, 5.00%, 12/01/34	235	240,757
Series F, 5.00%, 12/01/23	310	326,033
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 01/01/29	1,600	1,659,040
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, Senior Lien:
Series B, 5.00%, 01/01/35	2,000	2,310,520
Series B, 5.00%, 01/01/41	2,000	2,263,460
Series C, 5.00%, 01/01/38	1,000	1,134,790

Security	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	$870	$962,394
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	665	712,867
Illinois Finance Authority, Refunding RB:
OSF Healthcare System, 6.00%, 05/15/39	295	315,308
Roosevelt University Project, 6.50%, 04/01/44	1,000	1,067,360
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project Bonds, Series A, 5.00%, 06/15/57(g)	645	691,769
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/28	1,150	1,292,795

		13,660,954
Kansas — 2.6%
County of Seward Kansas Unified School District No. 480 Liberal, GO, Refunding:
5.00%, 09/01/22(b)	3,280	3,625,843
5.00%, 09/01/39	720	822,132

		4,447,975
Kentucky — 3.7%
County of Boyle Kentucky, Refunding RB, Centre College of Kentucky, 5.00%, 06/01/37	2,500	2,822,175
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 01/01/40	1,830	1,989,118
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C(c):
0.00%, 07/01/34	500	463,765
0.00%, 07/01/39	830	761,143
0.00%, 07/01/43	270	247,998

		6,284,199
Louisiana — 1.5%
City of Alexandria Louisiana Utilities, RB, 5.00%, 05/01/39	860	955,340

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	$1,050	$1,183,780
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 05/01/31	400	431,416

		2,570,536
Maryland — 0.2%
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project:
5.13%, 07/01/36	170	172,407
5.25%, 07/01/44	170	171,979

		344,386
Massachusetts — 2.1%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A:
5.00%, 01/01/47	630	709,701
5.25%, 01/01/42	565	649,824
Massachusetts Development Finance Agency, Refunding RB, International Charter School, 5.00%, 04/15/40	400	435,656
Massachusetts Port Authority, Refunding ARB, Series A, AMT, 5.00%, 07/01/42	1,500	1,725,135

		3,520,316
Michigan — 5.1%
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 07/01/44	240	257,083
Michigan Finance Authority, Refunding RB, Henry Ford Health System, 5.00%, 11/15/41	5,560	6,201,235
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	2,100	2,168,208

Security	Par (000)	Value
Michigan (continued)
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	$40	$41,642

		8,668,168
Minnesota — 4.5%
City of Maple Grove Minnesota, Refunding RB, Maple Grove Hospital, Corp., 4.00%, 05/01/37	880	899,369
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	3,890	4,070,302
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding ARB, Sub Series D, AMT, 5.00%, 01/01/41	290	329,115
Minnesota Higher Education Facilities Authority, RB:
Augsburg College, Series B, 4.25%, 05/01/40	1,185	1,186,019
College of St. Benedict, Series 8-K, 5.00%, 03/01/37	660	750,928
College of St. Benedict, Series 8-K, 4.00%, 03/01/43	385	391,206

		7,626,939
Mississippi — 1.9%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	400	446,656
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 04/01/21(b)	845	935,626
County of Jackson Limited Tax Note (AGC), 5.50%, 07/01/32	1,750	1,850,503

		3,232,785
Missouri — 2.6%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	900	979,758
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	500	552,925
A.T. Still University of Health Sciences, 4.25%, 10/01/32	320	337,715
A.T. Still University of Health Sciences, 5.00%, 10/01/39	500	556,735

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Missouri (continued)
Heartland Regional Medical Center, 4.13%, 02/15/43	$300	$310,005
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,000	1,130,070
Missouri State Health & Educational Facilities Authority, Refunding RB, Kansas City University of Medicine and Biosciences, Series A, 5.00%, 06/01/42	540	613,813

		4,481,021
Montana — 0.7%
County of Cascade Montana High School District A Great Falls, GO:
4.00%, 07/01/34	570	618,114
4.00%, 07/01/35	550	594,044

		1,212,158
Nebraska — 1.1%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 09/01/42	600	653,754
County of Douglas Nebraska Hospital Authority No. 3, Refunding RB, Health Facilities Nebraska Methodist Health System, 5.00%, 11/01/45	400	443,512
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 01/01/32	250	276,827
4.00%, 01/01/44	400	408,900

		1,782,993
Nevada — 1.2%
City of Las Vegas Nevada, RB, Special Assessment, No. 809 Summerlin Area, 5.65%, 06/01/23	995	1,009,646
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 07/01/36	1,000	1,058,750

		2,068,396
New Jersey — 15.2%
New Jersey EDA, RB:
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	660	748,994
Goethals Bridge Replacement Project AMT (AGM), 5.13%, 07/01/42	200	221,680
School Facilities Construction, Series UU, 5.00%, 06/15/40	425	451,971

Security	Par (000)	Value
New Jersey (continued)
New Jersey EDA, Refunding RB:
Series B, 5.50%, 06/15/30	$2,500	$2,896,825
Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	7,500	8,846,325
New Jersey Educational Facilities Authority, Refunding RB, College of New Jersey, Series G, 3.50%, 07/01/31	900	910,152
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health Care System, Series A:
4.63%, 07/01/21(b)	510	561,525
5.63%, 07/01/21(b)	1,700	1,930,469
5.00%, 07/01/25	500	561,495
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	1,860	2,100,572
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35(d)	1,000	450,640
Transportation Program, Series AA, 5.00%, 06/15/45	900	961,632
Transportation Program, Series AA, 5.00%, 06/15/46	400	427,124
New Jersey Turnpike Authority, Refunding RB, Series B, 5.00%, 01/01/40	1,000	1,169,920
South Jersey Port Corp., RB, Marine Terminal, Series B, AMT, 5.00%, 01/01/35(g)	625	675,300
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 06/01/41	3,000	2,887,650

		25,802,274
New Mexico — 1.1%
New Mexico Finance Authority, RB, Senior Lien, Series A:
3.25%, 06/01/33	545	552,575
3.25%, 06/01/34	840	848,224
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	450	508,527

		1,909,326
New York — 6.6%
City of New York New York Industrial Development Agency, RB, PILOT (AMBAC), 5.00%, 01/01/39	925	939,652

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	$900	$929,871
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,160	1,105,086
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/37	2,190	2,549,248
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	800	850,304
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	405	445,694
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.00%, 07/01/41	1,000	1,097,860
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	1,295	1,377,582
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42(a)	400	400,256
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 206th Series, AMT, 5.00%, 11/15/37	1,250	1,453,100

		11,148,653
North Carolina — 0.2%
North Carolina Medical Care Commission, Refunding RB, The United Methodist Retirement Homes, Series A, 5.00%, 10/01/42(g)	300	330,345

North Dakota — 0.3%
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 07/01/21(b)	480	532,066

Ohio — 2.4%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 6.50%, 06/01/47	2,000	1,982,260

Security	Par (000)	Value
Ohio (continued)
City of Dayton Ohio Airport Revenue, Refunding ARB, James M. Cox Dayton International Airport, Series A AMT (AGM), , 4.00%, 12/01/32	$2,000	$2,057,160

		4,039,420
Oklahoma — 1.8%
Norman Oklahoma Regional Hospital Authority, Refunding RB, 4.00%, 09/01/37	1,275	1,310,011
Oklahoma City Public Property Authority, Refunding RB, 5.00%, 10/01/39	720	825,142
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	820	902,098

		3,037,251
Oregon — 1.7%
County of Lane Oregon School District No. 19 Springfield, GO, CAB, Series B, 0.00%, 06/15/40(d)	1,000	437,790
Oregon Health & Science University, RB, Series A, 4.00%, 07/01/37	675	714,076
State of Oregon State Facilities Authority, Refunding RB, University of Portland Project, Series A, 5.00%, 04/01/45	1,475	1,651,174

		2,803,040
Pennsylvania — 7.8%
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	1,695	1,765,376
Delaware River Port Authority, RB:
4.50%, 01/01/32	1,500	1,645,905
Series D (AGM), 5.00%, 01/01/40	2,600	2,763,202
Pennsylvania Turnpike Commission, RB, Sub-Series B-1, 5.00%, 06/01/42	5,000	5,627,050
Pottsville Hospital Authority, Refunding RB, Lehigh Valley Health Network, Series B, 5.00%, 07/01/45	1,250	1,396,938

		13,198,471
Puerto Rico — 1.0%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	940	911,208

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Puerto Rico (continued)
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds (continued):
5.63%, 05/15/43	$890	$857,568

		1,768,776
Rhode Island — 4.6%
Rhode Island Health & Educational Building Corp., Refunding RB, Series A (AGM), 3.75%, 05/15/32	1,155	1,188,356
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	1,540	1,753,182
State of Rhode Island, COP, School for the Deaf Project, Series C (AGC), 5.38%, 04/01/19(b)	900	944,586
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/40	1,000	1,068,850
Series B, 4.50%, 06/01/45	2,730	2,752,468

		7,707,442
Tennessee — 2.9%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/40	1,950	2,108,301
County of Chattanooga-Hamilton Tennessee Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	875	946,837
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A, 5.38%, 11/01/28	275	293,626
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 08/15/42	800	851,168
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	675	758,471

		4,958,403
Texas — 8.7%
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41(d)	11,690	3,638,396

Security	Par (000)	Value
Texas (continued)
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	$1,500	$1,626,585
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/38(d)	10,760	4,446,247
Leander ISD, GO, Refunding CAB, Series D (PSF-GTD)(d):
0.00%, 08/15/24(b)	370	192,548
0.00%, 08/15/35	3,630	1,750,822
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	760	863,162
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	2,000	2,248,920

		14,766,680
Utah — 0.2%
Utah State Charter School Finance Authority, Refunding RB, Mountainville Academy, 4.00%, 04/15/42	400	409,244

Vermont — 0.8%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/37	500	523,395
Vermont Student Assistance Corp., RB, Series A, 4.13%, 06/15/30	735	763,342

		1,286,737
Virginia — 2.2%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.38%, 03/01/36	490	507,091
Virginia Small Business Financing Authority, RB, AMT:
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	725	822,288
Transform 66 P3 Project, 5.00%, 12/31/49	2,135	2,393,527

		3,722,906
Wisconsin — 0.6%
Public Finance Authority, Refunding RB, National Gypsum Co., AMT, 4.00%, 08/01/35	280	272,034

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Wisconsin (continued)
WPPI Energy Power Supply Systems, Refunding RB, Series A, 5.00%, 07/01/37	$665	$750,160

		1,022,194
Total Municipal Bonds — 136.3% (Cost — $214,092,490)		230,943,073

Municipal Bonds Transferred to Tender Option Bond Trusts(h) — 23.3%

Colorado — 2.3%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 05/01/18(b)	3,750	3,805,725

Connecticut — 1.8%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	2,611	2,956,144

Georgia — 2.7%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/43	4,003	4,611,544

New Jersey — 0.9%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(i)	1,400	1,493,850

New York — 12.7%
City of New York New York, GO, Fiscal 2015, Series B, 4.00%, 08/01/32	3,990	4,313,948
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(i)	2,500	2,798,168

Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	$2,505	$2,793,080
State of New York Dormitory Authority, RB, State University Dormitory Facilities, New York University, Series A, 5.00%, 07/01/18(b)	2,199	2,244,286
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	1,560	1,738,530
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 06/15/18(b)	104	105,956
5.75%, 06/15/40	346	354,323
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2013, Series CC, 5.00%, 06/15/47	6,000	6,729,722
Series FF-2, 5.50%, 06/15/40	405	428,132

		21,506,145

Ohio — 1.9%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 04/28/18(b)	1,260	1,278,396
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 01/01/18(b)	2,000	2,002,810

		3,281,206

Texas — 1.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 02/01/43	1,580	1,754,965

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.3% (Cost — $37,831,644)		39,409,579

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Value
Total Long-Term Investments — 159.6% (Cost — $251,924,134)	$270,352,652

Value
Other Assets Less Liabilities — 0.9%	$1,351,074
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.3)%	(22,450,971)
VMTP Shares, at Liquidation Value — (47.2)%	(79,900,000)

Net Assets Applicable to Common Shares — 100.0%	$169,352,755

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	When-issued security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between February 15, 2019 to June 15, 2019, is $2,411,645.

During the period ended November 30, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	136,442	(136,442)	—	$—	$1,316	$(24)	$—

(a)	Includes net capital gain distributions, if applicable.

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Bond Trust (BBK)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	22	03/20/18	$2,729	$19,662
Long U.S. Treasury Bond	39	03/20/18	5,917	62,047
5-Year U.S. Treasury Note	17	03/29/18	1,978	7,511

Total				$89,220

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Bond Trust (BBK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$270,352,652	$—	$270,352,652

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$89,220	$—	$—	$89,220

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(22,403,733)	$—	$(22,403,733)
VMTP Shares at Liquidation Value	—	(79,900,000)	—	(79,900,000)

	$—	$(102,303,733)	$—	$(102,303,733)

During the period ended November 30, 2017, there were no transfers between levels.

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Bond Trust

Date: January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Bond Trust

Date: January 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Municipal Bond Trust

Date: January 22, 2018